Balance Sheet Components - Summary of Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Related Disclosures [Abstract]
2015	$ 42	$ 167
2016	97	97
Intangible assets, net	$ 139	$ 264	$ 431